Note 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Note 4 - Summary Of Significant Accounting Policies Policies
Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation. The Company’s investments for which its ownership exceeds 20%, but which are not majority-owned or controlled, are accounted for using the equity method if the Company has the ability to exercise significant influence over the companies’ operating and financial policies. When the Company’s carrying value in an equity investee company is reduced to zero, no further losses are recorded in the Company’s consolidated financial statements unless the Company has guaranteed obligations of the investee company or has committed additional funding. When the investee company subsequently reports income, the Company will not record its share of such income until its previous share of losses has been recovered.

Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles accepted in the United States requires management to make estimates, judgements, and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates reflected in the Company’s consolidated financial statements include, but are not limited to, useful lives and residual values of long-lived assets, impairment assessment of long-lived assets and goodwill, allowance for accounts and other receivable, accounting for deferred income tax, uncertain tax position, inventory valuation, valuation allowance of deferred tax assets and accrued rebate. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, bank deposits and all short-term highly liquid investments with an original maturity of three months or less and are readily convertible to known amounts of cash. Investments with maturities of more than three months are classified as short-term bank deposits.

Inventories

Inventories are valued at the lower of cost or market. Cost is determined using the first-in, first-out or weighted average method.

If the expected selling price less completion costs and costs to execute sales (market) is lower than the carrying amount, a write-down is charged to expenses in cost of sales for the amount by which the carrying amount exceeds its market. When the finished goods that were previously written down to market are subsequently sold at above market, a recovery is credited to cost of sales. See note 10 – Valuation and Qualifying Accounts.

Income Taxes

The Company follows the liability method of accounting for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse.

Current income tax expense is the amount of income taxes expected to be payable for the current year. Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. ASC 740, requires that deferred tax assets be evaluated for future realization and reduced by a valuation allowance to the extent the Company believes a portion will not be realized. The Company considers many factors when assessing the likelihood of future realization of its deferred tax assets, including its recent cumulativeearnings experience and expectations of future taxable income by taxing jurisdiction, the carry-forwardperiods available to the Company for tax reporting purposes, and other relevant factors.Deferred income tax expense (benefit) is the net change during the year in the deferred income tax asset or liability.

The Company adopted the provisions of ASC 740 toaccount for uncertainties in income taxes.ASC 740contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition bydetermining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount, which is more than 50% likely of being realized upon ultimate settlement. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes. The Company’s policy is to recognize interest expense and penalties related to income tax matters as a component of income tax expense.

Property, Plant and Equipment

Property, plant and equipment are stated at cost less depreciation and any impairment losses. Asset leases qualifying as capital leases are also included in property, plant and equipment. Major renewals and improvements are capitalized and minor replacements, maintenance, and repair expenses are charged to current operations as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets or the respective lease term, whichever is shorter, as follows:

Land Nil

Land use rights 15 - 50 years

Buildings 5 - 30 year

Machinery and equipment 5 - 10 years

Motor vehicles 3 - 10 years

Office equipment 3 - 10 years

Depreciation expenses were$6,857, $6,462 and $4,975 for the years ended December 31, 2010, 2011 and 2012, respectively. No depreciation expense is charged for construction in progress and machinery and equipment under installation.

Capitalized interest on construction in progress is added to the cost of the underlying asset and is depreciated over the estimated useful life of the asset in the same manner as the underlying asset. Interest capitalized for 2011 and 2012 amounted to $9 and $69, respectively. The capitalized interest was related to and has been included as part of the cost of Ningbo Pacific’s construction in progress.

When property, plant and equipment are retired, sold or otherwise disposed of, the asset’s carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is included in operations.

In 2006, the Company terminated the Ningbo Pacific joint venture and liquidated its major equipment at the Ningbo Pacific facility. In October 2009, the Company has made a resolution to acquire anadditional shareholding of Ningbo Pacific from the PRCjoint venture partner. The acquisition was completed on July 22, 2012. The Company plans to resume manufacturing operation with the newly constructed facilities at the Ningbo Pacific site in 2013.

Goodwill

Goodwill represents the excess of the cost of purchased business over the fair value of the underlying net assets acquired. Goodwill, is not amortized, but tested for impairment at least annually or more frequently if circumstances indicate that impairment may exist. The Company determined it has three reporting units in which the entire goodwill was allocated to manufactured product segment.

In accordance with ASC 350 “Intangible – Goodwill and Others”, (“ASC 350”), the Company performs a two-step test to assess goodwill impairment.First, the Company identifies potential goodwill impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company determines fair value using a discounted cash flow approach and makes reference to the market capitalization of the Company. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of goodwill impairment loss.

Based on the Company’s assessment conducted as of December 31, 2011, the Company recognized goodwill impairment charges of $8,791, and the carrying amount was $nil as of December 31, 2011 and 2012. See note 6 – Goodwill.

Investments

Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such designation as of each balance sheet date.

The Company accounts for its investments in equity securities of privately-held companiesas cost method investment in accordance to ASC 325, “Investments – Others” as these securities do not have readily determinable fair value.Investments in which the Company does not have a controlling interest or an ownership voting interest to exert significant influence, and which are not publicly traded are accounted for at cost.

The Company accounts for its investments in debt and equity securities that have readily determinable fair value using ASC 320, “Investments – Debt and Equity Securities”. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are recorded as either short term or long term on the balance sheet, based on the contractual maturity date and are stated at amortized cost. Equity securities are classified as available-for-sale, as the Company does not trade in these securities, but rather they are held as longer term investments due to business relationships with the entities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholders’ equity.Realized gains and losses and declines in values judged to be other-than-temporary on available-for-sale securities are included in investment income. The cost of securities sold is based on the specific identification method. Interest and dividends on securities classified as available-for-sale are included in investment income.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting under ASC323, “Investments—Equity Method and Joint Ventures” (“ASC323”), and included as investment in equity investees in the balance sheets. Under the equity method, the Company’s proportionate share of each equity investee’s net income or loss is included as share of income (losses) of equity investees in the statements of operations. An investor records its proportionate share of equity adjustments for other comprehensive income (e.g. foreign currency items, etc) as increase or decrease to the investment account with corresponding adjustment in shareholders’equity. The Company evaluates investments in equity investees for impairment under ASC 323-10. Animpairment loss on an investment in equity investee is recognized in the statements of operations when the decline in value is determined to be other-than-temporary.

A judgmental aspect of accounting for investments (including investments in equity investees) involves determining whether an other-than-temporary decline in value of the investment has been sustained. If it has been determined that an investment has sustained an other-than-temporary decline in its value, the investment is written down to its fair value, by a charge to statement of operations. Such evaluation is dependent on the specific facts and circumstances. Factors that are considered by the Company in determining whether an other-than-temporary decline in value has occurred include: the market value of the security in relation to its cost basis; the financial condition of the investee; and the intent and ability to retain the investment for a sufficient period of time to allow for recovery in the market value of the investments.

In 2010, 2011 and 2012, the Company recorded an impairment charge of $346, $niland $nil, respectively, related to certain available-for-sale investments.

Impairment of Long-Lived Assets

The Company accounts for impairment of long-lived assets in accordance withASC 360, “Property, Plant and Equipment”. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In such instances, the Company estimates the undiscounted future cash flows that result from the use of the asset and its ultimate disposition. If the sum of the undiscounted cash flows is less than the carrying value, the Company recognizes an impairment loss, measured as the amount by which the carrying value exceeds the fair value of the asset group, determined principally using discounted cash flows.

In 2011, the Company recorded an impairment charge of $25 related to the damage to Siam Pacific’s machinery due to flooding in Thailand. The impairment was included in the line item, “Charges related to flooding” within operating expenses. See note 15.

In 2012, the Company recorded an impairment charge of $22 related to the impairment of a factory in Thailand (included in the manufactured products segment) that is not being used for operation. The impairment charge was recorded to reduce the carrying value of the identified assets to fair values. The fair values for the year 2012 have been determined based on valuation performed by an accredited independent appraiser. The valuation has been made on the assumption to sell the property interests on the open market in the neighborhood without the benefit of any deferred term contract, leaseback, joint venture, management agreement or any similar arrangement which would serve to increase the value of the property interests.

Account Receivables and allowance for doubtful accounts

Accounts receivables are stated at face value less any allowance for doubtful accounts. The Company maintains allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make the required payments. Management considers the following factors when determining the collectability of specific customer accounts: customer credit-worthiness, customer financial condition, past transaction history with the customer, current economic industry trends, and changes in customer payment terms.

Lease obligations

In accordance with ASC 840, “Leases”, leases for a lessee are classified at the inception date as either a capital lease or an operating lease. The Company assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The capitalized lease obligation reflects the present value of future rental payments, discounted at the appropriate interest rates. The cost of the asset is amortized over the lease term. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized as set out above under property, plant and equipment.

Operating lease expenses are recognized on a straight-line basis over the applicable lease term.

Revenue Recognition

Revenue represents the invoiced value of goods sold, net of value added tax and returns, invoiced value on distribution activities, and service fee income on installation activities. Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured. The following specific recognition criteria must also be met before revenue is recognized.

Sales of manufactured goods and distributed products

The Company recognizes revenue from the sale of manufactured goods and distributed products upon passage of title to the customer that coincides with their delivery and acceptance. These revenue recognition are recognized in accordance with SEC Staff Accounting Bulletin (SAB) No. 104. The Company recognizes its revenue of sale of distributed products at gross as the Company is the primary obligor in the transaction.

The Company classifies shipping and handling costs incurred within cost of sales.

Supply, Delivery and Installation

The Company recognizes revenue from installation activities using the percentage-of-completion method, based on the customer certification of the distance of cable laid with respect to the estimated total contract revenue, and in accordance with ASC 605-35, “Revenue Recognition-Construction-Type and Production-Type Contracts”. The timing of revenue recognition of cable sales and installation services are substantially identical.

When the current estimates of total contract revenue and contract cost indicate a loss, a provision for the entire loss on the contract shall be made. The recognition of provision for losses shall be in the period in which they become evident.

Bill-and-hold arrangements

The Company recognizes revenue of sale of cables under bill-and-hold arrangements requested by certain customers in Thailand, in accordance with SAB 104.

As at December 31, 2010, 2011 and 2012, the revenue recognized under bill-and-hold arrangements where the cables were yet delivered was $17.9 million, $5.8 million and $nil, respectively.

Customers’ incentive

The Company offers sales incentives in connection with power cable sales to wholesalers and distributors. These incentives include both rebates offered to customers for purchasing a certain volume of product during the year and settlement discounts for early payment of sales invoices. However, maximum amount is recorded if there is no reliable basis to measure a lower expected amount. Both forms of incentives are recognized as a reduction to gross sales.

For the past five years up to December 31, 2012, customers only claim for rebates and the Company only allows such claims based on the amount to which they are legally entitled, instead of the potential maximum amount (i.e. amount payable for the highest volume targets) without exceptions. The Companyreviewed rebate provision balances arising in 2011 and earlier that remained unclaimed as of December 31, 2012. As the policy has been strictly enforced for the past five years, the Company has established sufficient historical fact pattern to conclude that the likelihood that such customers will claim and receive the excess above their legal entitlement in the future is remote and the Companywill continue to strictly enforce the policy. As a result, the wrote back such rebates and accounted for this as a change in estimate of accrued rebates. The reversal of the accrued rebate amounting to $2,422 in 2012, of $2,116 was related to 2008 to 2011 accrued rebate.

Foreign Currency Translation and Transactions

The functional currency of the Company is U.S. Dollars and the functional currency of the Company’s international subsidiaries is generally the local currencyor U.S. Dollars.For these subsidiaries, the Company translates the assets and liabilities at exchange rates in effect at the balance sheet date and income and expense accounts at average exchange rates during the year. Resultingcurrency translation adjustments are recorded directly toaccumulated other comprehensive income within shareholders’ equity.

Foreign currency transactions are recorded at the applicable rates of exchange in effect at the transaction dates. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasuredat the applicable rates of exchange in effect at that date. Gains and losses from foreign currency transactions are recorded in the consolidated statements of operations.

Foreign Currency Forward Contracts

The Company recognizes derivative financial instruments in the consolidated financial statements at fair value regardless of the purposes or intent for holding the instrument. Changes in the fair value of derivative financial instruments are either recognized periodically in income or in shareholders’ equity as a component of comprehensive income depending on whether the derivative financial instruments qualify for hedge accounting, and if so, whether they qualify as a fair value or cash flow hedge.

Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in the fair value of the hedged items that relate to the hedged risks. Changes in fair value of derivatives accounted for as cash flow hedges, to the extent they are effective as hedges, are recorded in other comprehensive income net of taxes. Changes in fair value of derivatives used as hedges of the net investment in foreign operations are reported in other comprehensive income as part of the cumulative translation adjustment. Changes in fair values of derivatives not qualifying as hedges are reported in the consolidated statements of operations.

The Company’s subsidiaries use forward foreign exchange contracts to reduce their exposure to foreign currency risk for liabilities denominated in foreign currency. A forward foreign exchange contract obligates the Company to exchange predetermined amounts of specified foreign currencies at specified exchange rates on specified dates or to make an equivalent U.S. dollar payment equal to the value of such exchange. Realized and unrealized gains and losses on foreign exchange contracts are included as foreign exchange gains or losses in the consolidated statements of operations as such contracts do not qualify for hedge accounting.

As of December 31, 2011 and 2012, the Company had outstanding forward exchange contracts with notional values of $2,317 and $nil, respectively. The outstanding forward exchange contracts as of December 31, 2011 matured on January 16, 2012. The Company records these contracts at fair value with the related gainsof $nil, $64 and $nil, for the years ended December 31, 2010, 2011 and 2012, respectively in the consolidated statements of operations.

Earnings (Loss) Per Share	Basic and diluted earnings (loss) per share are calculated in accordance with ASC 260, “Earnings Per Share”. There are no dilutive equity instruments for all periods presented.
Comprehensive Income

Comprehensive income (loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive income (loss) includes net income (loss), currency translation adjustment, defined benefit pension plan and unrealized loss on sales of available-for-sale securities and is presented in the consolidated statement of operations and comprehensive income (loss). The Company adopted Accounting Standards Update (“ASU”) No. 2011-05 (“ASU 2011-05”), “Comprehensive Income (Topic 220), Presentation of Comprehensive Income”, in the year ended December 31, 2012 by presenting items of net income (loss) and other comprehensive income (loss) in two separate statements. Prior years’ comparative information has been rearranged to conform to the presentation in accordance with ASU 2011-05.

Contigent Liability

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate,(ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different  jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Fair Value Measurements

The Company has adopted the provisions of ASC 820, “Fair Value Measurements and Disclosures” for financial assets and liabilities. Under ASC 820,the fair value is defined as the price that would have been received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

• Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

• Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

• Level 3 - Valuations based on unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amounts of financial instruments, including cash and cash equivalents, bank deposits, accountsreceivable, short-term loans, accountspayable,and related party balances approximate their fair value due to the short-term maturities of such instruments.

Treasury Shares

On August 28, 2012 the Company's board of directors authorized a share capital repurchase program for its common shares over the next twelve months. The Company repurchases its common shares from time to time in the open market and holds such shares as treasury stock. The Company applies the “cost method” and presents the cost to repurchase such shares as a reduction in shareholders’ equity in accordance with ASC 505-30, “Treasury Stock”. During the year ended December 31, 2012, the Company repurchased a net total of 1,900 shares of common shares and the total cost is $6.Except for the shares repurchased as described above, there were no movements in the number of outstanding shares for all years presented.

Recent Pronouncements

In February 2013, the Financial Accounting Standards Board issued ASU No. 2013-02, “Comprehensive Income (Topic 220)” (“ASU 2013-02”) to improve the reporting of reclassifications out of accumulated other comprehensive income (“AOCI”). This ASU sets requirements for presentation for significant items reclassified to net income in their entirety during the period and for items not reclassified to net income in their entirety during the period. It requires companies to present information about reclassifications out of accumulated other comprehensive income AOCI in one place and to present reclassifications by component when reporting changes in AOCI balances. The modifications to ASC 220 “Comprehensive Income”resulting from the issuance of ASU 2013-02 are effective for fiscal years beginning after December 15, 2012 and interim periods within those years. Early adoption is permitted. The adoption of ASU 2013-02 on January 1, 2013 is not expected to have a material impact on the Company’s consolidated financial statements.

In March 2013, the Financial Accounting Standards Board issued ASU No. 2013-05, “Foreign Currency Matters (Topic 830)”(“ASU 2013-05”) Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets with in a Foreign Entity or ofan Investment in a Foreign Entity . This ASU specifies that a cumulative translation adjustment (“CTA”) should be released into earnings when an entity ceases to have a controlling financial interest in a subsidiary or group of assets within a consolidated foreign entity and the sale or transfer results in the complete or substantially complete liquidation of the foreign entity. For sales of an equity method investment that is a foreign entity, a pro rata portion of CTA attributable to the investment would be recognized in earnings upon sale of the investment. When an entity sells either a part or all of its investment in a consolidated foreign entity, CTA would be recognized in earnings only if the sale results in the parent no longer having a controlling financial interest in the foreign entity. CTA would be recognized in earnings in a business combination achieved in stages (i.e., a step acquisition). The adoption of ASU 2013-05 on January 1, 2014 is not expected to have a material impact on the Company’s consolidated financial statements.